Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [Line Items]
At the beginning of the financial year	$ 2,448	$ 2,575
Profit/(loss) from equity accounted investments, related impairments and expenses	147	272	$ (2,104)
Investment in equity accounted investments	142
Dividends received from equity accounted investments	(693)
Other	429
At the end of the financial year	2,473	2,448	$ 2,575
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
Profit/(loss) from equity accounted investments, related impairments and expenses	(509)
Investment in equity accounted investments	80
Other	429
Associates [member]
Disclosure of significant investments in associates and joint ventures [Line Items]
At the beginning of the financial year	2,448
Profit/(loss) from equity accounted investments, related impairments and expenses	656
Investment in equity accounted investments	62
Dividends received from equity accounted investments	(693)
At the end of the financial year	$ 2,473	$ 2,448